Expense Example, No Redemption {- Fidelity Advisor Freedom® 2010 Fund} - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-18 - Fidelity Advisor Freedom® 2010 Fund	May 28, 2022 USD ($)
Class A
Expense Example, No Redemption:
1 Year	$ 647
3 Years	796
5 Years	956
10 Years	1,419
Class M
Expense Example, No Redemption:
1 Year	448
3 Years	652
5 Years	871
10 Years	1,499
Class C
Expense Example, No Redemption:
1 Year	152
3 Years	469
5 Years	806
10 Years	1,555
Class I
Expense Example, No Redemption:
1 Year	50
3 Years	155
5 Years	267
10 Years	593
Class Z
Expense Example, No Redemption:
1 Year	45
3 Years	138
5 Years	238
10 Years	$ 530